Taxation (Uncertain tax positions) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Unrecognized Tax Benefits
Balance beginning of year	$ 40.0	$ 9.0
Increases as a result of positions taken in prior years	0.0	42.0
Increases as a result of positions taken during the current year	3.7	31.9
Decreases as a result of positions taken in prior years	0.0	(34.2)
Decreases as a result of positions taken in prior years	$ 0.0	(8.7)
Uncertain tax position		$ 40.0